Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Feb. 25, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016